Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Net income attributable to Taro	$ 281,777	$ 211,150	$ 456,356
Other comprehensive loss
Foreign currency translation adjustments	(45,742)	35,931	(25,038)
Change in unrealized gain (loss) from marketable securities	11,919	1,917	(69)
Total other comprehensive (loss) income attributable to Taro	(33,823)	37,848	(25,107)
Total comprehensive income attributable to Taro	$ 247,954	$ 248,998	$ 431,249